Cash Generated from Operations - Summary of Significant Transactions not Affecting Cash Flows (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from (used in) operating activities [abstract]
Reclassification of the current portion of debentures	₩ 1,416,066	₩ 1,617,175	₩ 1,551,300
Reclassification of construction-in-progress to property, plant and equipment	2,686,591	2,212,324	2,373,023
Reclassification of accounts payable from property, plant and equipment	225,601	91,407	78,663
Reclassification of accounts payable from intangible assets	(227,108)	668,564	(170,870)
Reclassification of payable from defined benefit liability	36,209	5,746	1,675
Reclassification of payable from plan assets	₩ 43,035	₩ (9,731)	₩ 13,717